SALES AND MARKETING (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SALES AND MARKETING
Brand and public relations	$ 1,255,436	$ 731,511
Conference fees	102,857	78,783
Personnel costs	546,231	345,008
Share-based payments (Note 16)	114,404	58,737
External marketing services	1,633,260	464,119
Other marketing	241,238	8,783
Total sales and marketing	$ 3,893,426	$ 1,686,941